Other assets	12 Months Ended
Dec. 31, 2020
Miscellaneous assets [abstract]
Other assets	Other assets
The detail of 'Other assets' is as follows:

EUR million
	2020	2019	2018
Transactions in transit	88	157	143
Net pension plan assets (Note 25)	635	903	1,015
Prepayments and accrued income	2,806	3,129	3,089
Other (Note 2.n)	7,362	5,752	4,744
	10,891	9,941	8,991